Financial Instruments - Summary of Contractually Fixed and Variable Pay-offs for Settlement, Repayments and Interest Resulting from Recognized Financial Liabilities (Detail) $ in Millions	Dec. 31, 2023 MXN ($)
2024
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	$ 417
2024 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	0
2024 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	140
2025
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	72
2025 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	1,727
2025 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	121
2026
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	889
2026 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	2,925
2026 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	2
2027
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	1,377
2027 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	8,494
2027 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	0
2028
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	2,234
2028 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	9,960
2028 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	0
2029 and thereafter
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	0
2029 and thereafter | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	41,845
2029 and thereafter | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	$ 0